Fair values (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Fair values measurement

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
June 30, 2023
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	1,014	–	1,014	–	1,014
Current portion of fair value of derivative financial instruments	1,028	–	1,028	–	1,028
	2,042

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	37,451	–	38,535	–	38,535
	37,451

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2022
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	1,315	–	1,315	–	1,315
Current portion of fair value of derivative financial instruments	1,092	–	1,092	–	1,092
	2,407

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	44,375	–	45,549	–	45,549
	44,375

Valuation techniques and significant unobservable inputs

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate